ORGANIZATION - Summary of Assets and Liabilities of VIE's in Consolidated Balance Sheets (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ORGANIZATION
Cash and cash equivalents	¥ 1,289,629,981	$ 176,678,583	¥ 1,020,604,191	¥ 378,917,318
Other current assets	4,661,050	638,560	12,097,018
Total current assets	3,458,107,713	473,758,812	3,884,019,494
Finance lease receivables-non-current	9,309,227	1,275,359	36,426,617
Other non-current assets	332,471,311	45,548,383	4,705,544
Total non-current assets	2,511,215,846	344,035,161	764,590,520
Total assets	5,969,323,559	817,793,973	4,648,610,014
Short-term debts	124,584,293	17,067,978	39,071,500
Other current liabilities	28,569,181	3,913,963	33,957,234
Total current liabilities	1,834,905,970	251,381,087	777,742,901
Long-term debts			712,023
Other non-current liabilities	19,118	2,619	226,035
Total non-current liabilities	47,787,717	6,546,890	53,890,626
Total liabilities	1,882,693,687	257,927,977	831,633,527
Consolidated VIE
ORGANIZATION
Cash and cash equivalents	627,298,083	85,939,485	293,424,298
Other current assets	2,297,544,194	314,762,264	2,252,537,952
Total current assets	2,924,842,277	400,701,749	2,545,962,250
Finance lease receivables-non-current	9,309,227	1,275,359	36,426,617
Other non-current assets	402,034,978	55,078,566	727,442,480
Total non-current assets	411,344,205	56,353,925	763,869,097
Total assets	3,336,186,482	457,055,674	3,309,831,347
Short-term debts	0	0	39,071,500
Other current liabilities	139,141,931	19,062,366	415,702,064
Total current liabilities	139,141,931	19,062,366	454,773,564
Long-term debts	0	0	712,023
Other non-current liabilities	47,787,710	6,546,889	53,137,238
Total non-current liabilities	47,787,710	6,546,889	53,849,261
Total liabilities	¥ 186,929,641	$ 25,609,255	¥ 508,622,825